Consolidated Statements of Changes in Equity - USD ($)	Share capital [Member]	Contributed surplus [Member]	Equity component of convertible debentures [Member]	Accumulated deficit [Member]	Total
Beginning Balance at Oct. 31, 2017	$ 80,198,194	$ 27,360,676	$ 62,050	$ (111,045,026)	$ (3,424,106)
Beginning Balance (Shares) at Oct. 31, 2017					228,562,711
Private placements of shares for cash	866,200				$ 866,200
Private placements of shares for cash (Shares)					14,739,272
Convertible debentures converted into common shares	1,205,130				$ 1,205,130
Convertible debentures converted into common shares (shares)					16,220,951
Expiry of convertible debenture conversion option		129,621	(129,621)
Renewal of convertible debentures			137,854		$ 137,854
Shares issued on settlement of accounts payable	13,379				$ 13,379
Shares issued on settlement of accounts payable (Shares)					79,765
Stock-based compensation		140,612			$ 140,612
Net loss				(2,362,239)	(2,362,239)
Ending Balance at Oct. 31, 2018	82,282,903	27,630,909	70,283	(113,407,265)	$ (3,423,170)
Ending Balance (Shares) at Oct. 31, 2018					259,602,699
Private placements of shares for cash	212,968				$ 212,968
Private placements of shares for cash (Shares)					4,961,059
Financing costs converted into common shares	21,000				$ 21,000
Financing costs converted into common shares (Shares)					350,000
Convertible debentures converted into common shares	1,636,825				$ 1,636,825
Convertible debentures converted into common shares (shares)					82,038,963
Expiry of convertible debenture conversion option		126,730	(126,730)
Renewal of convertible debentures			106,594		$ 106,594
Net loss				(2,832,864)	(2,832,864)
Ending Balance at Oct. 31, 2019	84,153,696	27,757,639	50,147	(116,240,129)	$ (4,278,647)
Ending Balance (Shares) at Oct. 31, 2019					346,952,721
Private placements of shares for cash	425,789				$ 425,789
Private placements of shares for cash (Shares)					10,996,994
Convertible debentures converted into common shares	859,331				$ 859,331
Convertible debentures converted into common shares (shares)					44,237,644
Expiry of convertible debenture conversion option		52,947	(52,947)
Renewal of convertible debentures			26,752		$ 26,752
Shares issued on settlement of accounts payable	24,826				$ 24,826
Shares issued on settlement of accounts payable (Shares)					365,094
Net loss				(1,245,393)	$ (1,245,393)
Ending Balance at Oct. 31, 2020	$ 85,463,642	$ 27,810,586	$ 23,952	$ (117,485,522)	$ (4,187,342)
Ending Balance (Shares) at Oct. 31, 2020					402,552,453